Segments (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Shares issued for trade and other payables	€ 919,663	€ 0
Shares issued for intangible assets	0	65,000,000
Intellectual property rights	65,000,000	65,000,000	€ 0
Advances from related parties	0	4,631,670	0
Trade and other current payables	39,756	€ 600,257	€ 0
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Advances from related parties	100,000
Trade and other current payables	€ 30,804